Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Textron Inc.	775	$49,786

Air Freight & Logistics — 2.5%
CH Robinson Worldwide Inc.	421	40,871
Expeditors International of Washington Inc.	453	49,766

		90,637

Auto Components — 2.9%
Autoliv Inc.(a)	279	28,084
BorgWarner Inc.	831	40,370
Lear Corp.	194	35,665

		104,119

Biotechnology — 1.5%
Horizon Therapeutics PLC(a)	587	55,542

Building Products — 2.9%
Carrier Global Corp.	1,336	58,223
Fortune Brands Home & Security Inc.	103	10,813
Owens Corning	367	35,529

		104,565

Capital Markets — 2.6%
Franklin Resources Inc.	1,010	30,300
MarketAxess Holdings Inc.	77	37,612
SEI Investments Co.	419	25,743

		93,655

Chemicals — 2.6%
Celanese Corp.	310	48,562
Eastman Chemical Co.	408	47,079

		95,641

Communications Equipment — 1.8%
F5 Networks Inc.(a)	208	38,846
Juniper Networks Inc.	1,120	28,437

		67,283

Consumer Finance — 1.7%
Ally Financial Inc.	1,210	62,255

Containers & Packaging — 3.3%
Packaging Corp. of America	297	43,852
Sealed Air Corp.	523	25,836
Westrock Co.	876	48,837

		118,525

Distributors — 1.4%
Pool Corp.	122	51,547

Diversified Financial Services — 1.3%
Equitable Holdings Inc.	1,374	47,032

Electric Utilities — 2.3%
NRG Energy Inc.	830	29,731
OGE Energy Corp.	673	22,586
Pinnacle West Capital Corp.	382	32,336

		84,653

Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics Inc.(a)	264	30,115
Cognex Corp.	553	47,624
Keysight Technologies Inc.(a)	385	55,575

		133,314

Equity Real Estate Investment Trusts (REITs) — 1.5%
Omega Healthcare Investors Inc.	763	28,994

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	545	$24,934

		53,928

Food Products — 1.2%
JM Smucker Co. (The)	342	44,799

Gas Utilities — 0.7%
UGI Corp.	614	26,838

Health Care Equipment & Supplies — 3.5%
Cooper Companies Inc. (The)	116	47,663
Masimo Corp.(a)	127	29,549
West Pharmaceutical Services Inc.	159	52,235

		129,447

Health Care Providers & Services — 5.3%
DaVita Inc.(a)	271	31,580
Henry Schein Inc.(a)	485	35,163
Molina Healthcare Inc.(a)	183	46,683
Quest Diagnostics Inc.	314	41,410
Universal Health Services Inc., Class B	264	39,180

		194,016

Household Durables — 7.0%
DR Horton Inc.	645	63,397
Mohawk Industries Inc.(a)	206	42,333
NVR Inc.(a)	10	50,181
PulteGroup Inc.	882	52,144
Whirlpool Corp.	200	47,290

		255,345

Household Products — 1.2%
Church & Dwight Co. Inc.	510	43,727

Insurance — 2.5%
Athene Holding Ltd., Class A(a)	151	9,010
Erie Indemnity Co., Class A, NVS	15	3,210
Fidelity National Financial Inc.	930	42,427
Hartford Financial Services Group Inc. (The)	534	35,223

		89,870

Interactive Media & Services — 1.9%
IAC/InterActiveCorp.(a)	270	68,437

IT Services — 4.8%
Akamai Technologies Inc.(a)(b)	415	45,110
EPAM Systems Inc.(a)	131	59,965
Jack Henry & Associates Inc.	218	35,497
Western Union Co. (The)	1,397	35,987

		176,559

Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories Inc., Class A(a)	42	26,465

Machinery — 1.1%
Snap-on Inc.	176	41,818

Media — 3.3%
Cable One Inc.	17	30,430
Discovery Inc., Class A(a)	538	20,261
Discovery Inc., Class C, NVS(a)	1,098	35,476
News Corp., Class A, NVS	1,322	34,630

		120,797

Metals & Mining — 1.1%
Steel Dynamics Inc.	715	38,767

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 0.8%
Ameren Corp.	358	$30,373

Oil, Gas & Consumable Fuels — 0.6%
Cabot Oil & Gas Corp.	1,340	22,338

Pharmaceuticals — 2.3%
Jazz Pharmaceuticals PLC(a)	188	30,907
Royalty Pharma PLC, Class A	382	16,808
Viatris Inc.(a)	2,727	36,269

		83,984

Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	434	36,000
Robert Half International Inc.	390	34,168

		70,168

Real Estate Management & Development — 1.7%
CBRE Group Inc., Class A(a)	747	63,644

Road & Rail — 1.5%
Old Dominion Freight Line Inc.	213	54,914

Semiconductors & Semiconductor Equipment — 7.3%
Maxim Integrated Products Inc.	567	53,298
Monolithic Power Systems Inc.	131	47,341
Qorvo Inc.(a)	290	54,569
Skyworks Solutions Inc.	336	60,927
Teradyne Inc.	405	50,657

		266,792

Software — 5.2%
Cadence Design Systems Inc.(a)	465	61,273
Citrix Systems Inc.	337	41,737
Cloudflare Inc., Class A(a)	524	44,404
NortonLifeLock Inc.	1,908	41,232

		188,646

Specialty Retail — 3.0%
Best Buy Co. Inc.	418	48,601

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	317	$59,786

		108,387

Technology Hardware, Storage & Peripherals — 5.0%
Hewlett Packard Enterprise Co.	3,789	60,700
NetApp Inc.	745	55,644
Seagate Technology PLC	712	66,102

		182,446

Trading Companies & Distributors — 2.9%
United Rentals Inc.(a)	191	61,110
WW Grainger Inc.	105	45,522

		106,632

Total Common Stocks — 99.9% (Cost: $2,607,384)		3,647,691

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	45,414	45,437

Total Short-Term Investments — 1.2% (Cost: $45,437)		45,437

Total Investments in Securities — 101.1% (Cost: $2,652,821)		3,693,128

Other Assets, Less Liabilities — (1.1)%		(41,793)

Net Assets — 100.0%		$3,651,335

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$45,461	(a)	$—	$(24)	$—	$45,437	45,414	$66	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,647,691	$—	$—	$3,647,691
Money Market Funds	45,437	—	—	45,437

	$3,693,128	$—	$—	$3,693,128

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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